DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) kr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SEK (kr)
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	$ 24.4
Cash flow hedges
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	$ (5.1)
Line of Credit | Revolving Credit Facility | Minimum
Derivative [Line Items]
Interest rate	0.42%	0.42%
Line of Credit | Revolving Credit Facility | Minimum | SOFR
Derivative [Line Items]
Basis spread on variable rate	2.50%	2.50%
Line of Credit | Revolving Credit Facility | Maximum
Derivative [Line Items]
Interest rate	5.22%	5.22%
Line of Credit | Revolving Credit Facility | Maximum | SOFR
Derivative [Line Items]
Basis spread on variable rate	5.09%	5.09%
Interest rate swap contracts
Derivative [Line Items]
Notional amount	$ 700.0	kr 22.0
Deferred gains (losses) to be reclassified over the next 12 months	29.5
Interest rate swap contracts | SOFR
Derivative [Line Items]
Notional amount	$ 700.0
Interest rate swap contracts | Loans Payable | Term Loan A
Derivative [Line Items]
Floor rate	0.10%	0.10%
Interest rate swap contracts | Loans Payable | Term Loan B
Derivative [Line Items]
Floor rate	0.11%	0.11%